PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2015	2014
Original cost:
Buildings (including facility infrastructure)	$292,303	$276,603
Machinery and equipment	1,808,411	1,636,526
	2,100,714	1,913,129
Accumulated depreciation:
Buildings (including facility infrastructure)	(197,518)	(187,215)
Machinery and equipment	(1,443,663)	(1,306,803)
	(1,641,181)	(1,494,018)
	$459,533	$419,111